American Funds Insurance Series® Prospectus Supplement March 31, 2025 (for the most recent Class 1, Class 1A, Class 2 and Class 4 shares summary and statutory prospectuses)

1.	The first paragraph under the heading titled “Principal investment strategies” in the Global Small Capitalization Fund summary and statutory sections of the prospectus is amended to read as follows:

Principal investment strategies Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months. As of January 31, 2025, the largest company in the MSCI All Country World Small Cap Index had a market capitalization of approximately $23.7 billion and the largest company in the Russell 2000 Index had a market capitalization of approximately $16.0 billion. The market capitalization of the companies included in the MSCI All Country World Small Cap Index and the Russell 2000 Index will change with market conditions. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets outside the United States).

2.	The second paragraph under the heading titled “Global Small Capitalization Fund” in the “Investment objectives, strategies and risks” section of the statutory prospectus is amended to read as follows:

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders. Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. This policy is subject to change only upon 60 days’ prior written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months. As of January 31, 2025, the largest company in the MSCI All Country World Small Cap Index had a market capitalization of approximately $23.7 billion and the largest company in the Russell 2000 Index had a market capitalization of approximately $16.0 billion. The market capitalization of the companies included in the MSCI All Country World Small Cap Index and the Russell 2000 Index will change with market conditions. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets outside the United States).

Keep this supplement with your prospectus.

Lit. No. INA8BS-141-0325O CGD/8024-S105216

American Funds Insurance Series®

Statement of Additional

Information Supplement

March 31, 2025

(for the most recent Class 1, Class 1A, Class 2 and Class 4 shares statement of additional information, as supplemented to date)

The paragraph under the heading “Equity securities” in the “Certain investment limitations and guidelines” section for Global Small Capitalization Fund of the statement of additional information is amended to read as follows:

Global Small Capitalization Fund

Equity securities

• Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months. As of January 31, 2025, the largest company in the MSCI All Country World Small Cap Index had a market capitalization of approximately $23.7 billion and the largest company in the Russell 2000 Index had a market capitalization of approximately $16.0 billion. The market capitalization of the companies included in the MSCI All Country World Small Cap Index and the Russell 2000 Index will change with market conditions. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-142-0325O CGD/8024-S105218

American Funds Insurance Series®

Portfolio Series

Prospectus Supplement

March 31, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2
shares prospectuses, as supplemented to date)

The second paragraph under the heading titled “Global Small Capitalization Fund®” in the subsection titled “Underlying funds – Growth funds” in the “Information regarding the underlying funds” section of the prospectus is amended to read as follows:

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. This policy is subject to change only upon 60 days’ prior written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months. As of January 31, 2025, the largest company in the MSCI All Country World Small Cap Index had a market capitalization of approximately $23.7 billion and the largest company in the Russell 2000 Index had a market capitalization of approximately $16.0 billion. The market capitalization of the companies included in the MSCI All Country World Small Cap Index and the Russell 2000 Index will change with market conditions. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets outside the United States).

Keep this supplement with your prospectus.

Lit. No. INS8BS-025-0325P CGD/8024-S105217

American Funds Insurance Series® Target Date Series Prospectus Supplement March 31, 2025 (for the most recent Class 1, Class 1A, Class 2 and Class 4 shares prospectuses, as supplemented to date)

The second paragraph under the heading titled “SMALLCAP World Fund®” in the subsection titled “Underlying funds – Growth funds” in the “Information regarding the underlying funds” section of the prospectus is amended to read as follows:

Normally the fund invests at least 80% of its net assets in common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, including growth-oriented stocks. This policy is subject to change only upon 60 days’ prior written notice to shareholders. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months. As of January 31, 2025, the largest company in the MSCI All Country World Small Cap Index had a market capitalization of approximately $23.7 billion and the largest company in the Russell 2000 Index had a market capitalization of approximately $16.0 billion. The market capitalization of the companies included in the MSCI All Country World Small Cap Index and the Russell 2000 Index will change with market conditions. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Under normal circumstances, the fund will invest significantly outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets outside the United States).

Keep this supplement with your prospectus.

Lit. No. INA8BS-143-0325O CGD/8024-S105219